Fair value of financial instrument - Summary of Liabilities Designated as at Fair Value Through Profit or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial liabilities [line items]
Fair value gains (losses) previously included in OCI related to financial liabilities derecognized	$ 356	$ (73)
Financial liabilities designated as at FVTPL [member]
Disclosure of financial liabilities [line items]
Fair value gains (losses) previously included in OCI related to financial liabilities derecognized	$ 2	$ 4